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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number 811-22043
                                                    ---------

              Invesco Van Kampen Dynamic Credit Opportunities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1555 Peachtree Street, N.E., Atlanta, Georgia 30309
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
               11 Greenway Plaza, Suite 1000 Houston, Texas 77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

                                    Copy to:

                             Peter Davidson, Esquire
                             Invesco Advisers, Inc.
                          11 Greenway Plaza, Suite 1000
                                Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end:  2/28
                          ----

Date of reporting period: 7/01/11 - 06/30/12
                          -------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22043
Reporting Period: 07/01/2011 - 06/30/2012
Invesco Van Kampen Dynamic Credit Opportunities Fund









============= Invesco Van Kampen Dynamic Credit Opportunities Fund =============


LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 09, 2012   Meeting Type: Annual
Record Date:  APR 11, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Robin Buchanan as Class II        For       For          Management
      Director to the Supervisory Board
1b    Elect Stephen F. Cooper as Class II     For       For          Management
      Director to the Supervisory Board
1c    Elect Robert G. Gwin as Class II        For       For          Management
      Director to the Supervisory Board
1d    Elect Marvin O. Schlanger as Class II   For       For          Management
      Director to the Supervisory Board
2     Approve Financial Statements and        For       For          Management
      Statutory Reports
3     Approve Discharge of Management Board   For       For          Management
4     Approve Discharge of Supervisory Board  For       For          Management
5     Ratify PricewaterhouseCoopers as        For       For          Management
      Auditors
6     Ratify PricewaterhouseCoopers as        For       For          Management
      Auditors
7     Approve Remuneration of Supervisory     For       Against      Management
      Board
8     Approve Dividends of USD 0.25 Per Share For       For          Management
9     Approve Remuneration Report Containing  For       For          Management
      Remuneration Policy for Management
      Board Members
10    Amend Omnibus Stock Plan                For       For          Management
11    Approve Qualified Employee Stock        For       For          Management
      Purchase Plan

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO VAN KAMPEN DYNAMIC CREDIT OPPORTUNITIES FUND

By (Signature and Title)*              /s/ COLIN MEADOWS
                          ------------------------------------------------------
                                         Colin Meadows
                                  Principal Executive Officer

Date August 24, 2012

* Please print the name and title of the signing officer below the signature.